Related Parties - Summary of Derivatives Transactions With Related Parties (Details) - 12 months ended Dec. 31, 2023 - Korea Development Bank
SFr in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	USD ($)	HKD ($)	CHF (SFr)
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2019~2024	2019~2024	2019~2024	2019~2024
Pay, Contract Amount	₩ 177,600
Receive, Contract Amount | $		$ 150,000
Contract Interest rate Pay	1.24	1.24	1.24	1.24
Contract Interest rate Receive	2.50	2.50	2.50	2.50
Contract exchange rate	1,184	1,184	1,184	1,184
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount	₩ 10,383
Receive, Contract Amount | $		$ 8,000
Contract exchange rate	1,297.9	1,297.9	1,297.9	1,297.9
Contract date	Dec. 20, 2023	Dec. 20, 2023	Dec. 20, 2023	Dec. 20, 2023
Matrurity date	Jan. 15, 2024	Jan. 15, 2024	Jan. 15, 2024	Jan. 15, 2024
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount	₩ 14,303
Receive, Contract Amount | $		$ 11,000
Contract exchange rate	1,300.3	1,300.3	1,300.3	1,300.3
Contract date	Dec. 01, 2023	Dec. 01, 2023	Dec. 01, 2023	Dec. 01, 2023
Matrurity date	Jan. 15, 2024	Jan. 15, 2024	Jan. 15, 2024	Jan. 15, 2024
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount	₩ 11,617
Receive, Contract Amount | $		$ 9,000
Contract exchange rate	1,290.8	1,290.8	1,290.8	1,290.8
Contract date	Dec. 15, 2023	Dec. 15, 2023	Dec. 15, 2023	Dec. 15, 2023
Matrurity date	Feb. 14, 2024	Feb. 14, 2024	Feb. 14, 2024	Feb. 14, 2024
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2020~2025	2020~2025	2020~2025	2020~2025
Pay, Contract Amount	₩ 241,320
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	0.54	0.54	0.54	0.54
Contract Interest rate Receive	1.13	1.13	1.13	1.13
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2021~2026	2021~2026	2021~2026	2021~2026
Pay, Contract Amount	₩ 118,170
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.11	1.11	1.11	1.11
Contract Interest rate Receive	1.13	1.13	1.13	1.13
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2026	2022~2026	2022~2026	2022~2026
Pay, Contract Amount	₩ 283,820
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	4.67	4.67	4.67	4.67
Contract Interest rate Receive	5.38	5.38	5.38	5.38
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2028	2022~2028	2022~2028	2022~2028
Pay, Contract Amount	₩ 283,820
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	5.12	5.12	5.12	5.12
Contract Interest rate Receive	5.50	5.50	5.50	5.50
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2023~2026	2023~2026	2023~2026	2023~2026
Pay, Contract Amount	₩ 256,000
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	4.04	4.04	4.04	4.04
Contract Interest rate Receive	5.38	5.38	5.38	5.38
Contract exchange rate	1,280	1,280	1,280	1,280
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2015~2025	2015~2025	2015~2025	2015~2025
Pay, Contract Amount	₩ 111,190
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.62	2.62	2.62	2.62
Contract Interest rate Receive	3.25	3.25	3.25	3.25
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2027	2017~2027	2017~2027	2017~2027
Pay, Contract Amount	₩ 111,610
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.31	2.31	2.31	2.31
Contract Interest rate Receive	3.13	3.13	3.13	3.13
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2028	2018~2028	2018~2028	2018~2028
Pay, Contract Amount	₩ 108,600
Receive, Contract Amount | $			$ 800,000
Contract Interest rate Pay	2.69	2.69	2.69	2.69
Contract Interest rate Receive	3.35	3.35	3.35	3.35
Contract exchange rate	135.75	135.75	135.75	135.75
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2019~2027	2019~2027	2019~2027	2019~2027
Pay, Contract Amount	₩ 119,978
Receive, Contract Amount | SFr				SFr 100,000
Contract Interest rate Pay	1.43	1.43	1.43	1.43
Contract Interest rate Receive	0.05	0.05	0.05	0.05
Contract exchange rate	1,199.78	1,199.78	1,199.78	1,199.78
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2021~2026	2021~2026	2021~2026	2021~2026
Pay, Contract Amount	₩ 111,400
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	0.93	0.93	0.93	0.93
Contract Interest rate Receive	1.25	1.25	1.25	1.25
Contract exchange rate	1,114	1,114	1,114	1,114
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2027	2022~2027	2022~2027	2022~2027
Pay, Contract Amount	₩ 262,000
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	3.63	3.63	3.63	3.63
Contract Interest rate Receive	4.25	4.25	4.25	4.25
Contract exchange rate	1,310	1,310	1,310	1,310
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2020~2026	2020~2026	2020~2026	2020~2026
Pay, Contract Amount	₩ 118,910
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	0.61	0.61	0.61	0.61
Contract Interest rate Receive	1.00	1.00	1.00	1.00
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2021~2026	2021~2026	2021~2026	2021~2026
Pay, Contract Amount	₩ 114,230
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.27	1.27	1.27	1.27
Contract Interest rate Receive	1.25	1.25	1.25	1.25
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2027	2022~2027	2022~2027	2022~2027
Pay, Contract Amount	₩ 123,710
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	3.41	3.41	3.41	3.41
Contract Interest rate Receive	3.63	3.63	3.63	3.63
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2025	2022~2025	2022~2025	2022~2025
Pay, Contract Amount	₩ 128,560
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	3.37	3.37	3.37	3.37
Contract Interest rate Receive	4.13	4.13	4.13	4.13
Contract exchange rate	1,285.6	1,285.6	1,285.6	1,285.6
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2020~2025	2020~2025	2020~2025	2020~2025
Pay, Contract Amount	₩ 122,780
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	0.93	0.93	0.93	0.93
Contract Interest rate Receive	1.75	1.75	1.75	1.75
Contract exchange rate	1,227.8	1,227.8	1,227.8	1,227.8
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2025	2022~2025	2022~2025	2022~2025
Pay, Contract Amount	₩ 252,360
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	2.83	2.83	2.83	2.83
Contract Interest rate Receive	3.60	3.60	3.60	3.60
Contract exchange rate	1,261.8	1,261.8	1,261.8	1,261.8
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2023~2028	2023~2028	2023~2028	2023~2028
Pay, Contract Amount	₩ 129,500
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	3.85	3.85	3.85	3.85
Contract Interest rate Receive	4.88	4.88	4.88	4.88
Contract exchange rate	1,295	1,295	1,295	1,295